Taxes - Income tax - Effective income tax on continuing operations - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes
Profit before tax of continuing operations	€ 3,763	€ 3,882	€ 1,740
Applicable tax rate	25.83%
Theoretical income tax	€ (972)	(1,003)	(494)
Impairment of goodwill		(211)	(1,052)
Impact related to the loss of exclusive control on Orange Concessions			557
Share of profits (losses) of associates and joint ventures	(8)		1
Adjustment of prior-year taxes	8	(13)	(23)
Recognition / (derecognition) of deferred tax assets	190	83	(149)
Difference in tax rates	(27)	10	85
Change in applicable tax rates			(235)
Other reconciling items	(62)	(130)	348
Total Income tax	€ (871)	€ (1,265)	€ (962)
Effective tax rate (as a percent)	23.16%	32.59%	55.31%